Schedule of Unrecognized Tax Benefits Excluding Interest Correlative Effects (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 21,807	$ 18,727	$ 21,107
Gross increases – tax positions in prior years	1,396	2,401	3,079
Gross decreases – tax positions in prior years	(672)	(1,924)	(3,512)
Gross increases – tax positions in current year	4,961	4,650	4,978
Gross decreases – tax positions in current year	(946)	(2,047)	(594)
Lapse of statute of limitations	(4,179)		(6,331)
Unrecognized tax benefits at end of year	$ 22,367	$ 21,807	$ 18,727